Document and Entity Information	Nov. 17, 2021
Document And Entity Information [Line Items]
Entity Incorporation State Country Code	DE
Entity Address, State or Province	FL
Amendment Flag	false
Entity Central Index Key	0001837997
Document Type	8-K
Document Period End Date	Nov. 17, 2021
Entity Registrant Name	ISLEWORTH HEALTHCARE ACQUISITION CORP.
Entity File Number	001-40104
Entity Tax Identification Number	86-1216057
Entity Address, Address Line One	970 LAKE CARILLON DRIVE
Entity Address, Address Line Two	FEATHER SOUND
Entity Address, Address Line Three	SUITE 300
Entity Address, City or Town	ST. PETERSBURG
Entity Address, Postal Zip Code	33716
City Area Code	(727)
Local Phone Number	245-0146
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	ISLE
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per whole share
Trading Symbol	ISLEW
Security Exchange Name	NASDAQ